COMMITMENTS AND CONTINGENCIES (Details Narrative)					3 Months Ended		12 Months Ended
	Mar. 23, 2026 USD ($) shares	Mar. 17, 2026 shares	Jun. 23, 2025 shares	Feb. 01, 2025 USD ($) ft²	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Area of land | ft²				5,000
Lease term				36 months
Lease expiration date				Jan. 31, 2028
Payments for rent				$ 5,500
Incremental borrowing rate				10.00%
Operating lease liability					$ 55,822		$ 55,822
Restricted shares | shares		25,000,000
Prepaid consulting service, value					117,500
Stock-based compensation					$ 4,507
Investor [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of shares purchased | shares			10,000,000
Sale of stock description			The amount that we shall be entitled to sell to Investor shall be equal to two hundred percent (200%) of the average daily volume (U.S. market only) of the common stock for the ten (10) trading days prior to the applicable notice date so long as such amount does not exceed a calculated dollar amount per every 10 days of $500,000. The minimum amount shall be equal to $10,000.
Third Party Consultants [Member]
Defined Benefit Plan Disclosure [Line Items]
Prepaid consulting service, value	$ 117,500
Prepaid consulting service, shares | shares	25,000,000